TRADE RECEIVABLES (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Trade receivables
Trade receivables		$ 8,557	$ 7,797
Minimum
Trade receivables
Terms of billed accounts receivable		30 months
Maximum
Trade receivables
Terms of billed accounts receivable		60 days
Gross carrying amount
Trade receivables
Accounts receivable	[1]	$ 8,419	7,596
Other		138	201
Allowance for doubtful accounts
Trade receivables
Trade receivables		$ 0	$ 0

[1]	The terms of billed accounts receivable are generally 30-60 days. As of December 31, 2023 and 2022, there were no material billed receivables that were past due.